STOCKHOLDERS' EQUITY (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
STOCKHOLDERS' EQUITY	15. STOCKHOLDERS’ EQUITY

Common Stock

Pursuant to the terms and conditions of the Merger on February 4, 2011 (see Note 1 and 2) each share of Waxess USA, Inc.’s common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.19883186 shares of AirTouch Communications, Inc. common stock. An aggregate of 7,500,000 shares of AirTouch Communications, Inc. common stock were issued to the holders of Waxess USA Inc.’s common stock and represents approximately 87% of the outstanding shares of AirTouch Communications, Inc. Additionally, 1,083,333 shares of common stock held by stockholders of AirTouch Communications, Inc. prior to the Merger remain outstanding. These 1,083,333 shares constitute the “public float” and are the only shares of registered common stock and accordingly are the only shares available for resale without further registration.

On April 28, 2011, notes in the amount of $5,506,428 including interest were converted into 2,753,214 shares of common stock.   See Note 9.

During 2010, the Company entered into certain agreements (“Agreements”) with Brightpoint, Inc.  The Agreements appoints Brightpoint, Inc. as the master distributor for all of the Company’s products.  The exclusivity or non-exclusivity of the appointment is determined on a territory by territory basis.  The Agreements also provided for the sale of 887,186 shares of the Company’s common stock to Brightpoint, Inc. for $1,500,000.  On July 26, 2010 Brightpoint, Inc. purchased 266,320 shares for $500,000.  On October 1, 2010, Brightpoint, Inc. purchased an additional 266,320 shares for $500,000.  On December 7, 2010, Brightpoint, Inc. purchased 183,160 shares for $250,000.

In February 2011, Brightpoint, Inc. purchased the remaining 171,386 shares under the Agreement for $250,001.  At June 30, 2011, Brightpoint, Inc. owned 1,063,587 shares of the Company’s common stock based on the conversion pursuant to the Merger on February 4, 2011.

During 2010, the Company sold 774,557 shares of common stock for $1,400,056 to various parties.

During 2010, the Company cancelled 71,430 shares of common stock from two shareholders after using best efforts to make contact with them.

During 2010, related party notes in the amount of $231,562 were cancelled in exchange for 475,063 shares of common stock.

During 2010, $500,000 of convertible notes payable and $20,913 of accrued interest was converted into 289,643 shares of the Company’s common stock with various note holders.